Redeemable Convertible Preferred Shares (Details)	1 Months Ended	12 Months Ended
	Jul. 06, 2016 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 20, 2019 shares
Redeemable Convertible Preferred Shares (Details) [Line Items]
Gross proceeds private placement			$ 500,000
Dividend - convertible redeemable preferred stock		$ 686,400	$ 686,400	$ 686,400
Preferred Stock, Liquidation Preference, Value (in Yuan Renminbi) | ¥					¥ 276,000,000
Liquidation premium, percentage		8.00%			8.00%
Preferred Class A [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares	715,000	715,000	715,000		715,000
Preferred shares, par value (in Dollars per share) | $ / shares	$ 12.00
Annual dividend percentage	8.00%
Gross proceeds private placement	$ 8,580,000
Redeemable price (in Dollars per share) | $ / shares	$ 12.00
Shares issued for conversion, percentage	80.00%
Dividend - convertible redeemable preferred stock		$ 686,400	$ 686,400
Outstanding preferred value		$ 10,338,927	$ 9,652,527
Preferred Class B [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Preferred shares issued (in Shares) | shares		291,795,150			291,795,150	291,795,150
Outstanding preferred value		$ 31,087,732			¥ 217,881,478
Lixin Cayman [Member] | Preferred Class A [Member]
Redeemable Convertible Preferred Shares (Details) [Line Items]
Equity interest						65.0177%